OTHER INCOME (EXPENSE), NET (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign exchange gain (loss) on working capital balances	0.4	3.5		5.5
Gain (loss) on disposal of property, plant and equipment	(0.4)	0		0.6
Gain on disposal of non-core assets	0 [1]	2.4	[1]	8.1	[1]
Loss on redemption of Floating Rate Notes	0	(2.4)		0
Loss on purchase of Floating Rate Notes	0	0		(2.3)
Gain (loss) on derivative financial instruments	0	(2.2)		0.1
Gain on purchase of senior secured notes	0	1.4		0
Loss on settlement of Snowflake union pension liability	0	(1.2)		0
Settlement gain on special pension portability election	0	0		2.6
Other	0.2	(0.3)		(0.3)
Other expense, net	0.1	1.2		14.9
Predecessor [Member]
Foreign exchange gain (loss) on working capital balances						(7.9)
Gain (loss) on disposal of property, plant and equipment						6.7	0.1	7.2
Gain on disposal of non-core assets						0 [1]
Loss on redemption of Floating Rate Notes						0
Loss on purchase of Floating Rate Notes						0
Gain (loss) on derivative financial instruments						(1.2)
Gain on purchase of senior secured notes						0
Loss on settlement of Snowflake union pension liability						0
Settlement gain on special pension portability election						0
Other						(0.2)
Other expense, net						(2.6)	(2.1)	(2.6)

[1]	For the year ended December 31, 2014, the gain on disposal of non-core assets includes gains on the sale of Poplar Farm lands ($0.3 million) and of our interest in PRSC Limited Partnership and PRSC Land Development, including repayment of the mortgage receivable ($2.1 million). For the year ended December 31, 2013, the gain on the disposal of non-core assets included gains on the sale of the Elk Falls site ($3.1 million) and our interest in Powell River Energy ($5.3 million), partially offset by a loss on the sale of poplar land ($0.3 million).